SCHEDULE OF INVENTORY (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Inventory Disclosure [Abstract]
Raw Materials	[1]	$ 772,086	$ 89,878
Work in Progress
Finished Goods		168,960	29,865
Total		$ 941,046	$ 119,743

[1]	During Fiscal 2024, the Company written-off $263 thousand of inventory on account of compliance with the revised Automotive Industry Standards (AIS)-156 and AIS-038 regulations issued by the Govt of India w.r.t EV batteries and also expiration of Prana 1.0 license. These charges were recorded in Cost of Revenue in the consolidated statements of operations.